1933 Act File No. 002-73024

1940 Act File No. 811-03213

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 4, 2018

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 205	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 206	☒

(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

ONE NATIONWIDE PLAZA

MAIL CODE 05-02-210

COLUMBUS, OHIO 43215

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 435-5787

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	PRUFESH R. MODERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS & YOUNG, LLP
COLUMBUS, OH 43215	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(Name and Address of Agent for Service)	WASHINGTON, DC 20036

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 205/206 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus, State of Ohio, on this 4th day of May, 2018.

NATIONWIDE VARIABLE INSURANCE TRUST

BY: /s/Allan J. Oster

Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 205/206 TO THE REGISTRATION STATEMENT OF THE REGISTRANT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 4th DAY OF MAY, 2018.

Signature & Title

Principal Executive Officer

/s/Michael S. Spangler*

Michael S. Spangler, President, Chief

Executive Officer and Principal Executive

Officer

Principal Accounting and Financial Officer

/s/Joseph Finelli*

Joseph Finelli, Vice President, Treasurer and

Principal Financial Officer

Trustees

/s/Charles E. Allen*

Charles E. Allen, Trustee

/s/Paula H.J. Cholmondeley*

Paula H.J. Cholmondeley, Trustee

/s/Phyllis Kay Dryden*

Phyllis Kay Dryden, Trustee

/s/Barbara I. Jacobs*

Barbara I. Jacobs, Trustee

/s/Keith F. Karlawish*

Keith F. Karlawish, Trustee

/s/Carol A. Kosel*

Carol A. Kosel, Trustee

/s/Douglas F. Kridler*

Douglas F. Kridler, Trustee

/s/Lydia M. Marshall*

Lydia M. Marshall, Trustee

/s/David C. Wetmore*

David C. Wetmore, Trustee and Chairman

*BY:  /s/Allan J. Oster

Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX

Index No.                                 Description of Exhibit

EX-101.INS                               XBRL Instance Document

EX-101.SCH                             XBRL Taxonomy Extension Schema Document

EX-101.CAL                             XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                             XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                             XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                             XBRL Taxonomy Extension Presentation Linkbase